Vessels, net	9 Months Ended
Dec. 31, 2021
Vessels, net
Vessels, net

4. Vessels, net

Vessels’ contribution

On November 29, 2021, entities Cypres Enterprises Corp., Darien Compania Armadora S.A., and Marfort Navigation Company Limited, whose substantially all assets were vessels Protefs, Calipso and Salt Lake City, respectively, were contributed to the Company by Diana Shipping in connection with the Spin-Off (Note 3(c)).

Vessel improvements

Vessel improvements mainly relate to the implementation of ballast water treatment and other works necessary for the vessels to comply with new regulations and be able to navigate to additional ports. During the period ended December 31, 2021, the additions to vessels’ cost amounted to $42.

The amounts reflected in Vessels, net in the accompanying consolidated balance sheet are analyzed as follows:

		Accumulated
	Vessel Cost	Depreciation	Net Book Value

- Vessels contributed by DSI	$46,040	—	$46,040
- Additions and improvements	42	—	42
- Depreciation for the period	—	(354)	(354)
Balance, December 31, 2021	$46,082	$(354)	$45,728